OIL AND NATURAL GAS PROPERTIES (Details Narrative)			1 Months Ended	2 Months Ended	12 Months Ended
	Oct. 16, 2023 USD ($)	Dec. 22, 2022 USD ($)	Apr. 30, 2023 USD ($)	Mar. 31, 2023 USD ($) ft² a	Oct. 31, 2023 USD ($) a	Oct. 31, 2022 USD ($)	May 12, 2023	May 27, 2022 USD ($)	Sep. 14, 2021
Restructuring Cost and Reserve [Line Items]
Exploration costs					$ 251,743	$ 28,669
Capitalized costs					4,111,510
Acquisition costs					$ 262,022
Non refundable payment						$ 252,512		$ 252,512
Area of land | a					8,417
Cost, depletion					$ 0
Option fee		$ 150,000
Reserve analysis optioned asset					39,000
Payment of execution	$ 100,000
Adjustments to additional paid in capital, other	$ 400,000
Payment capitalized cost					$ 100,000
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Cash paid for additional acquisition			$ 60,000
Second Aforementioned [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | a					160
Payments for rent					$ 30
Group One [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | a				360
Payments for rent				$ 25
Lease term				20 years
Group Two [Member]
Restructuring Cost and Reserve [Line Items]
Area of land | ft²				307.75
Payments for rent				$ 30
Lease term				20 years
South Salinas Project [Member]
Restructuring Cost and Reserve [Line Items]
Exploration costs					3,749,488
Capitalized costs					$ 4,011,510
South Salinas Project [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest			85.75%		85.75%				82.75%
McCool Ranch Oil Field [Member]
Restructuring Cost and Reserve [Line Items]
Capitalized costs					$ 100,000
McCool Ranch Oil Field [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest		44.00%
Ken Fron Field [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest		22.00%
Union Ave Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest							100.00%
Union Ave Field [Member] | Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest		20.00%
Trio LLC [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest			3.02647%
Trio LLC [Member] | Ken Fron Field [Member]
Restructuring Cost and Reserve [Line Items]
Percentage of working interest	21.91832%